Revenue from the sale of goods and / or services (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Sale Of Goods And Or Services
Schedule of net operating revenue

	2022	2021	2020
		Note 2	Note 2
Gross sales
Goods	18,392	17,261	17,513
Services rendered	289	266	185
Sales returns and cancellations	(150)	(128)	(77)
	18,531	17,399	17,621

Taxes on sales	(1,210)	(1,101)	(825)

Net operating revenue	17,321	16,298	16,796